Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 44,100	$ 32,100
Time deposits mature in 2020	48,300
Time deposits mature in 2021	2
Time deposits mature in 2022	0
Time deposits mature in 2023	0
Time deposits mature in 2024	0
Time deposits mature in 2025 and thereafter	$ 1